Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 14 — Related Party Transactions

During three and six months ended June 30, 2013 the Group’s paid an affiliate of Mr. Leong, Mr. Lam and Mr. Vong approximately $166,341 and $308,341 for catering and restaurant services.